Average Annual Total Returns - Class D Shares - Janus Henderson Balanced Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes 10 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions 10 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date	S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Balanced Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Balanced Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Balanced Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Balanced Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	14.33%	11.79%	10.09%	10.05%	Sep. 01, 1992	13.53%	10.55%	8.80%	8.60%	Sep. 01, 1992	8.84%	9.04%	7.86%	8.08%	Sep. 01, 1992	18.40%	15.22%	13.88%	10.25%	7.51%	4.44%	3.84%	5.44%	14.20%	10.57%	9.52%	8.37%